Share based payment plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of terms and conditions of share-based payment plan arrangements of the parent [text block]
	2017	2016	2015
Outstanding at January 1	1,681,000	1,401,852	1,579,955
Granted	−	350,000	18,180
Forfeited / Cancelled	(119,784)	(70,852)	(98,283)
Exercised	(102,856)	−	(98,000)
Outstanding at December 31	1,458,360	1,681,000	1,401,852
Exercisable at December 31	−	−	−

Disclosure of terms and conditions of share-based payment plan arrangements of the 2013 warrant plan [text block]
	2017	2016	2015
Outstanding at January 1	435,096	439,896	555,896
Granted	−	−	−
Forfeited / Cancelled	(11,600)	(4,800)	(18,000)
Exercised	(102,856)	−	(98,000)
Outstanding at December 31	320,640	435,096	439,896
Exercisable at December 31	−	−	−

Disclosure of terms and conditions of share-based payment plan arrangements of the IPO warrant plan [text block]
	2017	2016	2015
Outstanding at January 1	727,599	772,859	828,342
Granted	−	−	18,180
Forfeited / Cancelled	(56,096)	(45,260)	(73,663)
Exercised	−	−	−
Outstanding at December 31	671,503	727,599	772,859
Exercisable at December 31	−	−	−

Disclosure of terms and conditions of share-based payment plan arrangements of the 2015 warrant plan [text block]
2017
Outstanding at January 1	350,000
Granted	−
Forfeited / Cancelled	(21,000)
Exercised	−
Outstanding at December 31	329,000
Exercisable at December 31	−

Disclosure of inputs into the model of equity settled share-based payment plans [text block]
	Plan 2015 (sept 16)	IPO 2015 (Nov)	IPO 2014 (Nov)	IPO 2014 (June)	2013 (Dec) *	2013 (Oct) *
Return dividend	0%	0%	0%	0%	0%	0%
Expected volatility	47%	47%	50%	46%	50%	53%
Risk-free interest rate	0.24%	1.17%	1.12%	1.70%	2.56%	2.43%
Expected life	4.30	5.50	5.50	5.50	5.50	5.50
Exercise price (in €)	6.45	8.81	8.81	8.81	8.54	7.86
Stock price (in €)	6.42	8.08	8.67	8.81	18.09	18.09
Fair value SAR (in €)	2.41	3.30	3.94	3.83	12.23	12.77

Disclosure of terms and conditions of share-based payment plan arrangements of the cash-settled plans [text block]
	2017	2016	2015
Outstanding at January 1	168,305	189,097	195,717
Granted	−	−	−
Forfeited / Cancelled	(31,088)	(20,792)	(6,620)
Exercised	−	−	−
Outstanding at December 31	137,217	168,305	189,097
Exercisable at December 31	−	−	−

Disclosure of inputs into the model of cash settled share-based payment plans [text block]
	2017	2016	2015
Return dividend	0%	0%	0%
Expected volatility	49%	50%	47%
Risk-free interest rate	0.73%	0.55%	0.98%
Expected life	2.25	3.25	4.25
Exercise price (in €)	8.81	8.81	8.81
Stock price (in €)	10.61	7.30	6.48
Fair value SAR (in €)	3.85	2.17	1.87

Disclosure of terms and conditions of share-based payment plan arrangements of the Rapidfit+ plan [text block]
	2017	2016	2015
Outstanding at 1 January	199	199	199
Granted	−	−	−
Forfeited / Cancelled	−	−	−
Exercised	−	−	−
Outstanding at 31 December	199	199	199
Exercisable at 31 December	−	−	−

Disclosure of inputs into the model of the Rapidfit+ plan [text block]
2014
Return dividend	0%
Expected volatility	50%
Risk-free interest rate	2.29%
Expected life	5.5
Exercise price	€ 553.92
Fair value option	€ 262.70